Semi-Annual Report to Shareholders

THE NEW MARKET FUND

A Series of
The World Funds, Inc.
A "Series" Investment Company

For the Period Ended
February 29, 2000

THE NEW MARKET FUND



                       Schedule of Portfolio Investments (Unaudited) February 29, 2000

    Number of                                                           Market
    Shares         Security Description                                  Value
    ---------      --------------------                               --------
                   COMMON STOCK:                        84.79%

                   AEROSPACE/DEFENSE:                    2.79%
      2,400        Honeywell Int.                                     $115,500
                                                                      --------
                   CHEMICALS:                            1.78%
      4,900        Albemarle Corp.                                      73,806
                                                                      --------
                   COMPUTERS:                            6.84%
      4,700        Perot Systems                                       119,556
      1,600        International Business Machines Corp.               163,200
                                                                      --------
                                                                       282,756
                                                                      --------
                   CONSUMER GOODS:                       9.62%
      3,800        Gillette Co.                                        133,950
        700        General Electric                                     92,531
      2,400        Nike Inc.                                            68,250
      3,200        Pepsico Inc.                                        103,200
                                                                      --------
                                                                       397,931
                                                                      --------
                   DIVERSIFIED:                         13.97%
          2        Berkshire Hathaway Inc-Cl A*                         88,000
        142        Berkshire Hathaway Inc-Cl B*                        204,480
      8,500        Tredegar Industries Inc.                            240,125
        200        Wesco Financial                                      44,950
                                                                      --------
                                                                       577,555
                                                                      --------
                   FINANCIALS:                          17.37%
      1,000        American Express Co.                                134,188
      1,000        Bank America                                         46,063
      2,600        Capital One Financial Corp.                          95,712
      2,400        Financial Security Assurance Holdings Ltd.          108,000
      2,600        Federal Home Loan Mortgage Corp.                    108,550
        600        Merrill Lynch & Co.                                  61,500
        800        Markel Corp.*                                       104,600
      1,800        Wells Fargo Co.                                      59,513
                                                                      --------
                                                                       718,126
                                                                      --------
                   MEDICAL:                              3.56%
      1,400        Bristol-Myers Squibb Co.                             79,537
        600        Johnson & Johnson                                    43,050
        400        Merck & Co.                                          24,625
                                                                      --------
                                                                       147,212
                                                                      --------
                   DRILLING:                             2.83%
      2,200        Atwood Oceanics Inc.*                               116,875
                                                                      --------
                   ELECTRONICS:                          6.28%
      2,300        Intel Corp.                                         259,900
                                                                      --------
                   OIL:                                  1.38%
      1,200        Texaco                                               56,925
                                                                      --------
                   REITS:                                6.87%
     12,800        United Dominion Realty Trust                        128,000
      6,000        First Industrial Realty Trust                       156,000
                                                                      --------
                                                                       284,000
                                                                      --------

                   RETAIL:                               3.26%
      1,200        McDonald's Corporation                               37,875
      2,400        Circuit City Stores                                  96,900
                                                                      --------
                                                                       134,775
                                                                      --------
                   TELECOMMUNICATIONS:                   6.90%
      2,000        Sprint                                              122,000
      3,300        AT&T                                                163,144
                                                                      --------
                                                                       285,144
                                                                      --------

                   TRANSPORTATION - RAIL:                1.34%
      2,500        CSX Corp.                                            55,469
                                                                      --------

                   TOTAL COMMON STOCK:
                   (Cost: $3,656,071)                                3,505,974
                                                                     ---------
                   SHORT-TERM INVESTMENTS:               9.64%
    398,611        Star Treasury Fund
                       (Cost: $398,611)                                398,611
                                                                     ---------

                   TOTAL INVESTMENTS:
                   (Cost: $4,054,682)**                 94.43%      $3,904,585
                   Other assets, net                     5.57%         230,378
                                                       ------        ---------
                   NET ASSETS                          100.00%      $4,134,963
                                                       ======        =========


*Non-income producing
**Cost for Federal income tax purpose is $4,054,682 and net unrealized appreciation consists of:


                   Gross unrealized appreciation                     $ 378,103
                   Gross unrealized depreciation                      (528,200)
                                                                     ---------
                   Net unrealized depreciation                       $(150,097)
                                                                     =========


See Notes to Financial Statements


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THE NEW MARKET FUND
STATEMENT OF ASSETS AND LIABILITIES
 February 29, 2000 (Unaudited)
-----------------------------------

ASSETS
Investments at value
(identified cost of $4,054,682 ) (Notes 1 & 3)                      $3,904,585
Receivable
      Dividends                                     $   3,474
      Interest                                          1,099
      Investment securities sold                      189,683
                                                    ---------
                                                                       194,256
Deferred organization costs (Note 1)                                    39,883
        TOTAL ASSETS                                                ----------
                                                                     4,138,724
                                                                    ----------
LIABILITIES
Accrued expenses                                                         3,761
                                                                    ----------
NET ASSETS                                                          $4,134,963
                                                                    ==========
   NET ASSET VALUE AND REDEMPTION
      PRICE PER SHARE ($4,134,963 / 390,941 shares outstanding)         $10.58
                                                                    ==========
   OFFERING PRICE ($11.64 x 100 / 97.25)                                $10.88
                                                                    ==========

   At February  29,  2000 there were  50,000,000  shares of $.01 par value stock authorized and components of net assets are:
   Paid in capital                                                  $4,427,649
   Net accumulated realized loss                                      (142,589)
   Net unrealized depreciation of investments                         (150,097)
                                                                    ----------
   Net Assets                                                       $4,134,963
                                                                    ----------

See Notes to Financial Statements


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THE NEW MARKET FUND
STATEMENT OF OPERATIONS
Six months ended February 29, 2000 (Unaudited)
----------------------------------------------



INVESTMENT INCOME
      Dividend                                         $26,981
      Interest                                           4,803
                                                      --------
        Total income                                                   $31,784
                                                                      --------

EXPENSES
      Investment advisory fees (Note 2)                 17,851
      Legal and audit                                   11,782
      12b-1 fee                                          8,925
      Transfer agent fees (Note 2)                       7,676
      Recordkeeping and administrative services
        (Note 2)                                         7,590
      Custodian and accounting fees                      5,553
      Organization expense amortization                  5,338
      Shareholder servicing and reports (Note 2)         3,753
      Director fees                                      2,000
      Miscellaneous                                      7,828
                                                      --------
        Total expenses                                                  78,296
      Management fee waiver and reimbursed expenses                    (42,776)
                                                                      --------
        Net expenses                                                    35,520
                                                                      --------
      Net investment loss                                               (3,736)
                                                                      --------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS
   Net decrease in unrealized depreciation on investments             (272,537)
   Net accumulated realized loss                                       (88,223)
                                                                      --------
   Net loss on investments                                            (360,760)
                                                                      --------
   Net decrease in net assets resulting from operations              ($364,496)
                                                                      ========


See Notes to Financial Statements

THE NEW MARKET FUND
STATEMENT OF CHANGES IN NET ASSETS
----------------------------------
                                          Period ended
                                          February 29, 2000        Period ended
                                                 (Unaudited)   August 31, 1999*
                                          -----------------    ----------------

OPERATIONS
   Net investment loss                          $  (3,736)            $ (8,038)
   Net accumulated realized loss                  (88,223)             (54,366)
   Change in unrealized appreciation
    (depreciation) of investment                 (272,537)             122,440
   Net decrease in net assets resulting         ---------             --------
    from operations                              (364,496)              60,036

CAPITAL SHARE TRANSACTIONS
   Net increase in net assets resulting
    from capital share transactions**           1,243,197            3,196,226
                                               ----------           ----------
   Net increase in net assets                     878,701            3,256,262
   Net assets at beginning of period            3,256,262                   --
                                               ----------           ----------
NET ASSETS  at the end of the period           $4,134,963           $3,256,262
                                               ==========           ==========

* Commencement of operations October 1, 1998 ** A summary of capital share transactions follows:

                           For the period ended
                            February 29, 2000           For the period ended
                               (Unaudited)                 August 31, 1999*
                           ---------------------        ---------------------
                           Shares       Value         Shares           Value
                          --------     -------       --------         -------
Shares sold               132,294    $1,485,493       282,806      $3,245,359
Shares reinvested
from distribution              --            --            --              --
Shares redeemed           (21,199)     (242,296)       (2,965)        (49,133)
                          -------     ---------       -------       ---------
Net increase              111,095    $1,243,197       279,841      $3,196,226
                          =======     =========       =======       =========

See Notes to Financial Statements

THE NEW MARKET FUND
FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD
---------------------------------------------
                                   Six months ended
                                   February 29, 2000        Period ended
                                     (Unaudited)         August 31, 1999*
                                   -----------------      ----------------
Per Share Operating Performance
Net asset value, beginning of period    $ 11.64              $ 10.00
                                        -------              -------
Income from investment operations-
   Net investment loss                    (0.01)               (0.03)
   Net realized and unrealized gain on    (1.05)                1.67
                                        -------              -------
Total from investment operations          (1.06)                1.64
                                        -------              -------
Less distributions-
   Distributions from net investment in      --                   --
   Distributions from capital gains          --                   --
                                        -------              -------
Total distributions                          --                   --
                                        -------              -------
Net asset value, end of period          $ 10.58              $ 11.64
                                        =======              =======

Total Return                             (9.11%)***            13.20%***
                                        =======              =======
Ratios/Supplemental Data
   Net assets, end of period (000's)    $ 4,135         $ 3,256
Ratio to average net assets
   Expenses                                4.38%**         4.47%**
   Expense ratio - net                     1.99%**         1.99%**
   Net investment loss                    (0.21%)**       (0.41%)**
Portfolio turnover rate                    4.75%           8.31%


* Commencement of operations October 1, 1998
** Annualized
*** Non-annualized


See Notes to Financial Statements

The New Market Fund
Notes to the Financial Statements
February 29, 2000 (Unaudited)
----------------------------------
NOTE 1-SIGNIFICANT ACCOUNTING POLICIES
      The New Market Fund (the "Fund") is a series of The World Funds, Inc. ("TWF") which is registered under The Investment Company Act of 1940, as amended, as a non-diversified open-end management company. The Fund was established in June, 1998 as a series of TWF which has allocated to the Fund 50,000,000 shares of its 500,000,000 shares of $.01 par value common stock. Initial outside investors purchased shares of the fund on June 30, 1998. However operations of the Fund did not commence until October 1, 1998.

      The investment objective of the Fund is to achieve long-term growth of capital by investing in a portfolio composed of common stocks and securities convertible into common stock, such as warrants, convertible bonds, debentures or convertible preferred stock.

      The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with generally accepted accounting principles.

      A. Security Valuation. Investments in securities traded on a national securities exchange or included in the NASDAQ National Market System are valued at the last reported sales price; other securities traded in the over-the-counter market and listed securities for which no sale is reported on that date are valued at the last reported bid price. Money market investments with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value.

      B. Federal Income Taxes. The Fund intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders.
Therefore, no federal income tax provision is required.

      C. Security Transactions and Income. As is common in the industry, security transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

      D. Deferred Organizational Expenses. All of the expenses of TWF incurred in connection with its organization and the public offering of its shares have been assumed by the series funds of TWF. The organization expenses allocable to The New Market Fund are being amortized over a period of fifty-six (56) months.

      E. Distributions to Shareholders. Distributions from net investment income and realized gains, if any, are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These distribution differences primarily result from different treatments of equalization and post-October capital losses.

      F. Accounting Estimates. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

NOTE 2 -- INVESTMENT MANAGEMENT AND DISTRIBUTION AGREEMENTS AND OTHER Pursuant to an Investment Management Agreement, the Manager, Virginia
Management Investment Corporation ("VMIC"), provides investment management services for an annual fee of 1.0% of the average daily net assets of the Fund. VMIC has contractually agreed to waive its fees and reimburse the fund through September 30, 2001 for expenses in order to limit the operating expenses to 1.99% of average net assets. For the period ended February 29, 2000, the manager waived fees of $26,776 and reimbursed expenses of $16,000.


      The Fund has adopted a plan pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, whereby the Fund or VMIC may finance activities which are primarily intended to result in the sale of the Fund's shares, including, but not limited to, advertising, printing of prospectuses and reports for other than existing shareholders, preparation and distribution of advertising materials and sales literature, and payments to dealers and shareholder servicing agents who enter into agreements with the Fund or VMIC. The Fund or VMIC may incur such distribution expenses at the rate of .50% per annum on the Fund's average net assets. For the period ended February 29, 2000, there were $8,925 of distribution expenses incurred which were waived by VMIC.

      As provided in the Administrative Agreement, the Fund reimbursed Commonwealth Shareholder Services, Inc. ("CSS"), its Administrative Agent, $8,589 for providing shareholder services, recordkeeping, administrative services and blue-sky filings. The Fund compensates CSS for blue-sky filings and certain shareholder servicing on an hourly rate basis. For other administrative services, CSS receives .20% of average daily net assets, with a minimum fee of $15,000.

      Fund  Services,   Inc.  ("FSI")  is  the  Fund's  Transfer  and  Dividend
Disbursing Agent. FSI received $7,676 for its services for the period ended February 29, 2000.

      Certain officers and/or directors of the Fund are also officers and/or directors of VMIC, CSS and FSI.


NOTE 3 - INVESTMENTS
      The cost of purchases and the proceeds from sales of securities other than short-term notes for the period ended February 29, 2000, aggregated $1,013,004 and $156,227 respectively.

Investment Adviser:

Virginia Management Investment Corporation
7800 Rockfalls Drive
Richmond, Virginia 23225

Distributor:

First Dominion Capital Corp.
1500 Forest Avenue
Suite 223
Richmond, Virginia 23229

Independent Auditors:

Tait, Weller and Baker
Eight Penn Center Plaza
Suite 800
Philadelphia, Pennsylvania 19103

Transfer Agent:

For account information, wire purchase or redemptions, call or write to The New Market Fund's Transfer Agent:

Fund Services, Inc.
Post Office Box 26305
Richmond, Virginia 23260
(800) 628-4077 Toll Free

More Information:

For 24 hour, 7 days a week price information, and for information on any series of The World Funds, Inc., investment plans, and other shareholder services, call Commonwealth Shareholder Services at (800) 527-9525 Toll Free.